Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
Dec. 31, 2017 yr
Statement [Line Items]
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Options, Valuation Assumptions 1	0.06
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Options, Valuation Assumptions 2	80.35%
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Options, Valuation Assumptions 3	1.37
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Options, Valuation Assumptions 4	0.00%
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Options, Valuation Assumptions 5	0.54%
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Options, Valuation Assumptions 6	6.85%